Earnings Per Common Share (Details)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2014
Common Share outstanding, basic
Weighted average common share outstanding, basic	15,692,995	133,034,280
Common Share outstanding, diluted
Weighted average common share outstanding, basic	15,692,995	133,034,280
Restricted stock awards
Weighted average common share outstanding, diluted	15,692,995	133,034,280